Cover	Mar. 31, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2022
Entity File Number	000-54717
Entity Registrant Name	BIONIK LABORATORIES CORP.
Entity Central Index Key	0001508381
Entity Tax Identification Number	27-1340346
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	80 Coolidge Hill Road,
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	617
Local Phone Number	926-4800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false